Related Party	12 Months Ended
Jun. 30, 2015
Related Party
Related Party

NOTE 6 – Related Party

As of June 30, 2015 and 2014 the Company owed a shareholder the amounts of $11,000 and $61,766, respectively. This loan is non-interest bearing with not set terms of repayment. The Company plans to repay the loan as cash flow permits.